STOCKHOLDERS' (DEFICIT) EQUITY (Detail Textuals 5)			9 Months Ended
	Mar. 14, 2013 USD ($) Unit $ / shares shares	Feb. 12, 2013 $ / shares	Sep. 30, 2015 USD ($)
Stockholders Equity Note [Line Items]
Gross proceeds from sale of preferred stock and warrants | $			$ 899,998
Rights Offering
Stockholders Equity Note [Line Items]
Number of subscription rights unit exercised	100
Number of over-subscription rights exercised	50
Number of subscription rights unit exercised	150
Gross proceeds from sale of preferred stock and warrants | $	$ 36,000
Expected term		5 years
Exercise price per share expired (in dollars per share) | $ / shares		$ 0.15
Rights Offering | Common Stock Warrant
Stockholders Equity Note [Line Items]
Expected term	5 years
Number of common stock shares called by warrants | shares	120,000
Exercise price per share expired (in dollars per share) | $ / shares	$ 0.15
Period of warrants under anti-dilution adjustments	2 years
Rights Offering | Series B Convertible Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock shares issued in private placement | shares	12,000